Share-based compensation - Summary of Restricted Stock Units Activities Under All Incentive Plans (Detail) - Restricted Stock Units (RSUs) [Member] - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of RSUs unvested at beginning of period		72,917,745
Number of RSUs, granted	42,890,835	18,899,005
Number of RSUs, vested	(20,613,140)	(34,568,420)
Number of RSUs, Canceled/forfeited	(7,377,125)	(3,954,590)
Number of RSUs unvested at end of period	68,194,310	53,293,740
Weighted-average grant date fair value at beginning of period	$ 0.651	$ 0.5452
Weighted-average grant date fair value, granted	0.8108	0.7949
Weighted-average grant date fair value, vested	0.613	0.4956
Weighted-average grant date fair value, Canceled/forfeited	0.6478	0.758
Weighted-average grant date fair value at end of period	$ 0.7724	$ 0.651